Description of Business (Details Narrative) - Revenue Benchmark [Member] - Product Concentration Risk [Member]	12 Months Ended
Dec. 31, 2023
Generic Pharmaceuticals [Member]
Product Information [Line Items]
Concentration risk, percentage	97.00%
O T C Products [Member]
Product Information [Line Items]
Concentration risk, percentage	3.00%